Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible asset at beginning	$ 3,799,682
Intangible asset at ending	15,827	$ 3,799,682
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset at beginning	492
Intangible asset at ending		492
Licences [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset at beginning	3,799,190
Intangible asset at ending	15,827	3,799,190
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset at beginning	24,683,852	24,681,670
Impact of sale of RPK	(24,666,888)
Movement in exchange rates	(1,137)	2,182
Intangible asset at ending	15,827	24,683,852
Cost [Member] | Software [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset at beginning	19,554	18,181
Impact of sale of RPK	(18,663)
Movement in exchange rates	(891)	1,373
Intangible asset at ending		19,554
Cost [Member] | Licences [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset at beginning	24,664,298	24,663,489
Impact of sale of RPK	(24,648,225)
Movement in exchange rates	(246)	809
Intangible asset at ending	15,827	24,664,298
Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset at beginning	4,946,637	2,473,076
Impact of sale of RPK	(4,946,238)
Amortization		2,472,348
Movement in exchange rates	(399)	1,213
Intangible asset at ending		4,946,637
Accumulated Amortization [Member] | Software [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset at beginning	16,992	8,254
Impact of sale of RPK	(16,593)
Amortization		7,525
Movement in exchange rates	(399)	1,213
Intangible asset at ending		16,992
Accumulated Amortization [Member] | Licences [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset at beginning	4,929,645	2,464,822
Impact of sale of RPK	(4,929,645)
Amortization		2,464,823
Movement in exchange rates
Intangible asset at ending		4,929,645
Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset at beginning	15,937,533
Impact of sale of RPK	(15,937,533)
Impairment		15,937,533
Intangible asset at ending		15,937,533
Impairment [Member] | Software [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset at beginning	2,070
Impact of sale of RPK	(2,070)
Impairment		2,070
Intangible asset at ending		2,070
Impairment [Member] | Licences [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset at beginning	15,935,463
Impact of sale of RPK	(15,935,463)
Impairment		15,935,463
Intangible asset at ending		$ 15,935,463